CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2017	$ 575	$ 177,434	$ (132,944)	$ 45,065
Share-based compensation to employees and service providers			1,539	1,539
Exercise of warrants and options into ordinary shares	2	353		355
Comprehensive loss			(21,053)	(21,053)
Balance at end of period at Jun. 30, 2018	577	177,787	(152,458)	25,906
Balance at beginning of period at Mar. 31, 2018	577	177,787	(142,073)	36,291
Share-based compensation to employees and service providers			733	733
Comprehensive loss			(11,118)	(11,118)
Balance at end of period at Jun. 30, 2018	577	177,787	(152,458)	25,906
Balance at beginning of period at Dec. 31, 2018	767	219,505	(169,086)	51,186
Share-based compensation to employees and service providers			1,496	1,496
Comprehensive loss			(20,778)	(20,778)
Balance at end of period at Jun. 30, 2019	767	219,505	(188,368)	31,904
Balance at beginning of period at Mar. 31, 2019	767	219,505	(178,397)	41,875
Share-based compensation to employees and service providers			937	937
Comprehensive loss			(10,908)	(10,908)
Balance at end of period at Jun. 30, 2019	$ 767	$ 219,505	$ (188,368)	$ 31,904